Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Results of Operations for Oil and Gas Producing Activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Revenues from sale of oil and gas	$ 364,098,725	$ 895,464,369	$ 931,509,764
Hydrocarbon duties	194,573,038	198,488,864	338,881,974
Production costs (excluding taxes)	237,304,196	321,010,191	347,603,900
Other costs and expenses	41,583,205	59,261,551	56,536,914
Exploration expenses	50,709,597	60,148,763	16,589,853
Depreciation, depletion, amortization and accretion	116,757,857	99,491,976	116,710,477
Total production costs	640,927,893	738,401,345	876,323,118
Results of operations for oil and gas producing activities	$ (276,829,168)	$ 157,063,024	$ 55,186,646